Pay vs Performance Disclosure - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Jun. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, see “Compensation Discussion and Analysis” above. Given the Company’s present pre-revenue status, the Company does not use any financial performance measure in setting the compensation of its Chief Executive Officer (“PEO”) or non-PEO NEOs, and as a result it does not have a “Company-Selected Measure” for purposes of Item 402(v) of Regulation S-K.

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based On:(5)		Net Income (Loss) ($)(7)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(6)
2022	3,815,850	2,674,430	1,715,239	1,132,852	762.91	187.64	(12,974,674)
Stub	915,639	248,949	637,959	236,959	909.19	267.77	(21,348,355)
2021	1,144,969	5,513,966	520,701	5,119,547	1,354.59	229.38	(19,993,848)
(1)	Amounts reflected in this column represent the amounts reported for Mr. Phillips, the Company’s PEO, for each of the corresponding fiscal periods in the “Total” column of our Summary Compensation Table. See “Executive Compensation—Summary Compensation Table” above.
(2)	Amounts reflected in this column represent the amount of “compensation actually paid” to Mr. Phillips, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. Phillips. In accordance with these rules, these amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
Keith Phillips	2022	Stub	2021
Summary Compensation Table Total	3,815,850	915,639	1,144,969
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(2,007,862)	—	(627,708)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	1,270,460	—	831,655
Plus, fair value as of vesting date of equity awards granted and vested in the year	105,888	—	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(54,219)	(386,787)	1,067,850
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	(54,137)	(279,903)	3,097,200
Less, prior year-end fair value for any equity awards forfeited in the year	(401,550)	—	—
Compensation Actually Paid to Mr. Phillips	2,674,430	248,949	5,513,966
(3)	Amounts reflected in this column represent the average amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Phillips) for each of the corresponding fiscal periods in the “Total” column of our Summary Compensation Table. See “Executive Compensation—Summary Compensation Table” above. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2022, Messrs. Brindle, Czachor, White and Devaney, (ii) for the Stub, Messrs. Brindle, Czachor and White and David Klanecky, and (iii) for 2021, Mr. Brindle and Lamont Leatherman.

(4)	Amounts reflected in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Phillips), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.
Average Non-PEO NEOs	2022	Stub	2021
Summary Compensation Table Total	1,715,239	637,959	520,701
Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(973,456)	(150,375)	(194,626)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	565,384	89,233	257,772
Plus, average fair value as of vesting date of equity awards granted and vested in the year	45,000	44,617	—
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	(32,673)	(266,272)	1,067,850
Plus (less), average year over year change in fair value of equity awards granted in prior years that vested in the year	(86,254)	(118,203)	3,467,850
Less, average prior year-end fair value for any equity awards forfeited in the year	(100,388)	—	—
Average Compensation Actually Paid to Average Non-PEO NEOs	1,132,852	236,959	5,119,547
(5)	Total shareholder return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the entity’s share price at the end of each fiscal year shown and the beginning of the measurement period, by (b) the entity’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is June 30, 2020.
(6)	The peer group used for this purpose is the following published industry index: Global X Lithium & Battery Tech ETF (“LIT”).
(7)	Amounts in this column represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote [Text Block]
(3)	Amounts reflected in this column represent the average amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Phillips) for each of the corresponding fiscal periods in the “Total” column of our Summary Compensation Table. See “Executive Compensation—Summary Compensation Table” above. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2022, Messrs. Brindle, Czachor, White and Devaney, (ii) for the Stub, Messrs. Brindle, Czachor and White and David Klanecky, and (iii) for 2021, Mr. Brindle and Lamont Leatherman.

Peer Group Issuers, Footnote [Text Block]
(6)	The peer group used for this purpose is the following published industry index: Global X Lithium & Battery Tech ETF (“LIT”).

PEO Total Compensation Amount	$ 915,639	$ 3,815,850	$ 1,144,969
PEO Actually Paid Compensation Amount	248,949	$ 2,674,430	5,513,966
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	Amounts reflected in this column represent the amount of “compensation actually paid” to Mr. Phillips, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. Phillips. In accordance with these rules, these amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
Keith Phillips	2022	Stub	2021
Summary Compensation Table Total	3,815,850	915,639	1,144,969
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(2,007,862)	—	(627,708)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	1,270,460	—	831,655
Plus, fair value as of vesting date of equity awards granted and vested in the year	105,888	—	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(54,219)	(386,787)	1,067,850
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	(54,137)	(279,903)	3,097,200
Less, prior year-end fair value for any equity awards forfeited in the year	(401,550)	—	—
Compensation Actually Paid to Mr. Phillips	2,674,430	248,949	5,513,966

Non-PEO NEO Average Total Compensation Amount	637,959	$ 1,715,239	520,701
Non-PEO NEO Average Compensation Actually Paid Amount	236,959	$ 1,132,852	5,119,547
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(4)	Amounts reflected in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Phillips), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.
Average Non-PEO NEOs	2022	Stub	2021
Summary Compensation Table Total	1,715,239	637,959	520,701
Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(973,456)	(150,375)	(194,626)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	565,384	89,233	257,772
Plus, average fair value as of vesting date of equity awards granted and vested in the year	45,000	44,617	—
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	(32,673)	(266,272)	1,067,850
Plus (less), average year over year change in fair value of equity awards granted in prior years that vested in the year	(86,254)	(118,203)	3,467,850
Less, average prior year-end fair value for any equity awards forfeited in the year	(100,388)	—	—
Average Compensation Actually Paid to Average Non-PEO NEOs	1,132,852	236,959	5,119,547

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of Certain Relationships between Information Presented in the Pay versus Performance Table

As described in more detail in the “Compensation Discussion and Analysis” section, the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. In addition, the Stub period reflects financial and stock price performance and compensation actually paid for only a six-month period and thus may not be comparable to the full fiscal year periods otherwise reflected. In accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Compensation Actually Paid vs. Net Income [Text Block]

Description of Certain Relationships between Information Presented in the Pay versus Performance Table

As described in more detail in the “Compensation Discussion and Analysis” section, the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. In addition, the Stub period reflects financial and stock price performance and compensation actually paid for only a six-month period and thus may not be comparable to the full fiscal year periods otherwise reflected. In accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Description of Certain Relationships between Information Presented in the Pay versus Performance Table

As described in more detail in the “Compensation Discussion and Analysis” section, the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. In addition, the Stub period reflects financial and stock price performance and compensation actually paid for only a six-month period and thus may not be comparable to the full fiscal year periods otherwise reflected. In accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Total Shareholder Return Vs Peer Group [Text Block]

Description of Certain Relationships between Information Presented in the Pay versus Performance Table

As described in more detail in the “Compensation Discussion and Analysis” section, the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. In addition, the Stub period reflects financial and stock price performance and compensation actually paid for only a six-month period and thus may not be comparable to the full fiscal year periods otherwise reflected. In accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Tabular List [Table Text Block]

Financial Performance Measures

Given the Company’s present pre-revenue status, the metrics that the Company uses for both our annual cash bonuses and long-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders; however, these programs do not utilize any financial performance measure in setting the compensation of our PEO or non-PEO NEOs. For more information regarding the non-financial performance measures used under these programs, see “Compensation Discussion and Analysis—2022 Executive Compensation Program—Annual Cash Bonuses” and “Compensation Discussion and Analysis—2022 Executive Compensation Program—Long-Term Incentive Compensation” above.

Total Shareholder Return Amount	909.19	$ 762.91	1,354.59
Peer Group Total Shareholder Return Amount	267.77	187.64	229.38
Net Income (Loss)	$ (21,348,355)	$ (12,974,674)	$ (19,993,848)
PEO Name	Keith Phillips	Keith Phillips	Keith Phillips
Company Selected Measure Name		does not have
PEO [Member] | Value of Stock Awards and Option Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (2,007,862)	$ (627,708)
PEO [Member] | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	1,270,460	831,655
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	105,888	0
PEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(386,787)	(54,219)	1,067,850
PEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(279,903)	(54,137)	3,097,200
PEO [Member] | Prior Year-End Fair Value for any Equity Awards Forfeited in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(401,550)	0
Non-PEO NEO [Member] | Value of Stock Awards and Option Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(150,375)	(973,456)	(194,626)
Non-PEO NEO [Member] | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	89,233	565,384	257,772
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	44,617	45,000	0
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(266,272)	(32,673)	1,067,850
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(118,203)	(86,254)	3,467,850
Non-PEO NEO [Member] | Prior Year-End Fair Value for any Equity Awards Forfeited in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (100,388)	$ 0